Commitments and Contingencies (Details) (USD $)	6 Months Ended		12 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended			42 Months Ended	6 Months Ended		12 Months Ended			42 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013 November 2011 Lease [Member]	Nov. 30, 2011 November 2011 Lease [Member] acre item	Dec. 31, 2013 December 2011 Lease [Member]	Dec. 31, 2011 December 2011 Lease [Member] acre item	Dec. 31, 2013 Fixed Price Contract Trains 1 Through 4 [Member] MMBTU	Dec. 31, 2013 Fixed Price Contract Train 5 [Member] MMBTU	Jun. 30, 2014 LNG Terminal Capacity Agreements [Member] Sabine Pass LNG, LP [Member] bcf	Dec. 31, 2013 LNG Terminal Capacity Agreements [Member] Sabine Pass LNG, LP [Member] bcf	Dec. 31, 2012 LNG Terminal Capacity Agreements [Member] Sabine Pass LNG, LP [Member]	Dec. 31, 2011 LNG Terminal Capacity Agreements [Member] Sabine Pass LNG, LP [Member]	Dec. 31, 2013 LNG Terminal Capacity Agreements [Member] Sabine Pass LNG, LP [Member] bcf	Jun. 30, 2014 LNG Site Sublease Agreement [Member] Sabine Pass LNG, LP [Member] item lease_extension	Jun. 30, 2013 LNG Site Sublease Agreement [Member] Sabine Pass LNG, LP [Member]	Dec. 31, 2013 LNG Site Sublease Agreement [Member] Sabine Pass LNG, LP [Member] lease_extension	Dec. 31, 2012 LNG Site Sublease Agreement [Member] Sabine Pass LNG, LP [Member]	Dec. 31, 2011 LNG Site Sublease Agreement [Member] Sabine Pass LNG, LP [Member]	Dec. 31, 2013 LNG Site Sublease Agreement [Member] Sabine Pass LNG, LP [Member] lease_extension	Jun. 30, 2014 Maximum [Member] LNG Terminal Capacity Agreements [Member] Sabine Pass LNG, LP [Member]	Dec. 31, 2013 Maximum [Member] LNG Terminal Capacity Agreements [Member] Sabine Pass LNG, LP [Member]	Jun. 30, 2014 Minimum [Member] LNG Terminal Capacity Agreements [Member] Sabine Pass LNG, LP [Member]	Dec. 31, 2013 Minimum [Member] LNG Terminal Capacity Agreements [Member] Sabine Pass LNG, LP [Member]	Dec. 31, 2013 Bechtel EPC Contract - Train One And Two [Member]	Dec. 31, 2013 Bechtel EPC Contract - Train One And Two [Member] Maximum [Member]	Dec. 31, 2013 Bechtel EPC Contract - Train Three And Four [Member]	Dec. 31, 2013 Bechtel EPC Contract - Train Three And Four [Member] Maximum [Member]
Schedule of Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Amount																								$ 3,900,000,000		$ 3,800,000,000
Contract Termination Convenience Penalty																									30,000,000		30,000,000
Contract volumes, in MMBtu per year							834,000,000	196,000,000
Regasification capacity, in Bcf/d									2.0	2.0			2.0
Related Party Transaction, Committed Annual Fee									250,000,000	250,000,000
Related Party Agreement Term									20 years	20 years
Related Party Transaction, Percentage Of Committed Monthly Payment																				100.00%	100.00%	0.00%	0.00%
Portion of storage capacity reserved									41.00%	41.00%			41.00%
Terminal Use Agreement Maintenance Expense Including Affiliate	14,800,000	12,900,000								26,600,000	10,100,000	0	36,700,000
Acreage under lease, in acres				80.7		80.6
Operating Leases, Rent Expense			138,000		257,800
Initial Term of Lease			5 years		30 years
Number Of Available Lease Extensions				5		6								5		5			5
Term of available extension			1 year		10 years									10 years		10 years
Review Period for Inflation Adjustment					5 years									5 years		5 years
Annual sublease payment														500,000		500,000
Operating Leases, Rent Expense, Net														$ 200,000	$ 200,000	$ 500,000	$ 300,000	$ 0	$ 800,000